Financial Risks Management - Schedule of Other Variables Remain Constant (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Strengthened [Member]
Schedule of Other Variables Remain Constant [Line Items]
Other variables remain constant	$ 5,494	$ 706	$ 170,649
Weakened [Member]
Schedule of Other Variables Remain Constant [Line Items]
Other variables remain constant	$ (5,494)	$ (706)	$ (170,649)